Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (17,151)	$ (12,721)	$ (11,016)
Total fixed assets	426,467	257,110
Vessels [Member]
Cost [Abstract]
Beginning balance	307,870	292,280
Additions	197,306	15,590
Disposals	(17,127)	0
Ending balance	488,049	307,870	292,280
Accumulated Depreciation [Abstract]
Beginning balance	(51,133)	(38,499)
Depreciation for the period	(17,076)	(12,634)
Disposals	6,222	0
Ending balance	(61,987)	(51,133)	$ (38,499)
Total fixed assets	$ 426,062	$ 256,737